SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
Summary of Company's revenues and gross profit generated from each segment

	Years Ended December 31, 2013
	Module Segment	Project Segment	Total
	$	$	$
Net revenues	1,331,428,929	322,927,135	1,654,356,064
Cost of revenues	1,152,320,216	226,340,877	1,378,661,093

Gross profit	179,108,713	96,586,258	275,694,971

	Years Ended December 31, 2012
	Module Segment	Project Segment	Total
	$	$	$
Net revenues	1,238,590,548	56,238,865	1,294,829,413
Cost of revenues	1,164,839,667	39,628,316	1,204,467,983

Gross profit	73,750,881	16,610,549	90,361,430

	Years Ended December 31, 2011
	Module Segment	Project Segment	Total
	$	$	$
Net revenues	1,787,929,364	110,992,742	1,898,922,106
Cost of revenues	1,623,402,007	93,238,485	1,716,640,492

Gross profit	164,527,357	17,754,257	182,281,614

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Europe:
—Germany	795,265,303	422,038,906	72,186,472
—Spain	203,266,238	71,982,482	16,135,229
—Czech	8,421,667	8,059,076	1,681,169
—Italy	126,607,507	26,275,635	2,495,061
—Britain	20,341,272	28,266,410	32,901,446
—Others	79,298,703	99,837,219	54,937,272

Europe Total	1,233,200,690	656,459,728	180,336,649
The Americas:
—United States	192,380,838	254,096,258	215,262,233
—Canada	142,537,868	86,327,618	371,840,958
—Others	—	1,828,736	1,175,485

The Americas Total	334,918,706	342,252,612	588,278,676
Asia and other regions:
—PRC	128,856,693	89,120,632	199,663,742
—India	59,809,538	22,523,243	68,731,110
—Japan	97,550,677	120,248,386	483,787,914
—Others	44,585,802	64,224,812	133,557,973

Asia Total	330,802,710	296,117,073	885,740,739
Total net revenues	1,898,922,106	1,294,829,413	1,654,356,064

Schedule of long-lived assets, including property, plant and equipment and project assets by geographic location

	At December 31, 2012	At December 31, 2013
	$	$
PRC	419,473,243	441,711,646
Canada	258,515,880	115,404,304
Others	10,364,104	11,324,825

Total long-lived assets	688,353,227	568,440,775

Summary of the Company's revenues generated from each product

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Solar power products	1,683,121,020	1,132,767,404	1,143,246,845
Solar system kits	95,787,118	92,624,999	149,767,825
Solar power projects	—	55,050,856	292,024,142
EPC services	110,992,742	658,927	29,878,653
O&M services	—	529,082	1,024,340
Others	9,021,226	13,198,145	38,414,259

Total net revenues	1,898,922,106	1,294,829,413	1,654,356,064